Supplementary Information - Condensed Consolidated Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues and Other Income
Sales and other operating revenues	$ 65,756		$ 57,296		$ 48,828
Equity in earnings of affiliates	1,234		1,368		1,439
Gain on dispositions	370		5,563		81
Other income	274		182		257
Total Revenues and Other Income	67,634		64,409		50,605
Costs and Expenses
Purchased commodities	29,975		24,969		21,349
Production and operating expenses	6,742		6,525		6,291
Selling, general and administrative expenses	867		811		664
Exploration expenses	1,066		1,155		1,182
Depreciation, depletion and amortization	7,015		8,169		8,407
Impairments	321		81		469
Taxes other than income taxes	4,021		2,804		1,862
Accretion on discounted liabilities	426		417		389
Interest and debt expense	954	[1]	1,167	[1]	1,267	[1]
Foreign currency transaction (gains) losses	22		(1)		11
Total Costs and Expenses	51,409		46,097		41,891
Income (loss) before income taxes	16,225		18,312		8,714
Provision for income taxes	8,770		7,863		4,917
Income (Loss) from Continuing Operations	7,455		10,449		3,797
Income from discontinued operations	5,047	[2]	968	[2]	695	[2]
Net income (loss)	12,502		11,417		4,492
Less: net income (loss) attributable to noncontrolling interests	(66)		(59)		(78)
Net Income (Loss) Attributable to ConocoPhillips	12,436		11,358		4,414
Comprehensive Income (Loss) Attributable to ConocoPhillips	10,749		13,066		9,354
ConocoPhillips [Member]
Revenues and Other Income
Equity in earnings of affiliates	8,431		11,009		4,120
Other income			1
Intercompany revenues	4		5		31
Total Revenues and Other Income	8,435		11,015		4,151
Costs and Expenses
Production and operating expenses					2
Selling, general and administrative expenses	13		12		15
Interest and debt expense	1,594		946		631
Total Costs and Expenses	1,607		958		648
Income (loss) before income taxes	6,828		10,057		3,503
Provision for income taxes	(561)		(333)		(216)
Income (Loss) from Continuing Operations	7,389		10,390		3,719
Income from discontinued operations	5,047		968		695
Net income (loss)	12,436		11,358		4,414
Net Income (Loss) Attributable to ConocoPhillips	12,436		11,358		4,414
Comprehensive Income (Loss) Attributable to ConocoPhillips	10,749		13,066		9,354
ConocoPhillips Company [Member]
Revenues and Other Income
Sales and other operating revenues	20,606		21,531		17,614
Equity in earnings of affiliates	8,512		11,381		4,744
Gain on dispositions	261		370		4
Other income	98		191		111
Intercompany revenues	1,346		661		937
Total Revenues and Other Income	30,823		34,134		23,410
Costs and Expenses
Purchased commodities	17,944		18,587		15,343
Production and operating expenses	1,126		1,328		1,205
Selling, general and administrative expenses	607		603		421
Exploration expenses	333		247		295
Depreciation, depletion and amortization	867		978		1,124
Impairments	38				1
Taxes other than income taxes	292		293		259
Accretion on discounted liabilities	48		41		33
Interest and debt expense	448		502		387
Foreign currency transaction (gains) losses	(16)		23		(36)
Total Costs and Expenses	21,687		22,602		19,032
Income (loss) before income taxes	9,136		11,532		4,378
Provision for income taxes	705		523		258
Income (Loss) from Continuing Operations	8,431		11,009		4,120
Income from discontinued operations	5,047		968		695
Net income (loss)	13,478		11,977		4,815
Net Income (Loss) Attributable to ConocoPhillips	13,478		11,977		4,815
Comprehensive Income (Loss) Attributable to ConocoPhillips	11,791		13,685		9,755
ConocoPhillips Australia Funding Company [Member]
Revenues and Other Income
Intercompany revenues	46		46		52
Total Revenues and Other Income	46		46		52
Costs and Expenses
Interest and debt expense	42		42		47
Total Costs and Expenses	42		42		47
Income (loss) before income taxes	4		4		5
Provision for income taxes	1		1		2
Income (Loss) from Continuing Operations	3		3		3
Net income (loss)	3		3		3
Net Income (Loss) Attributable to ConocoPhillips	3		3		3
Comprehensive Income (Loss) Attributable to ConocoPhillips	3		3		3
ConocoPhillips Canada Funding Company I [Member]
Revenues and Other Income
Intercompany revenues	91		86		78
Total Revenues and Other Income	91		86		78
Costs and Expenses
Interest and debt expense	77		77		77
Foreign currency transaction (gains) losses	(10)		47		171
Total Costs and Expenses	67		124		248
Income (loss) before income taxes	24		(38)		(170)
Provision for income taxes	(1)		7		4
Income (Loss) from Continuing Operations	25		(45)		(174)
Net income (loss)	25		(45)		(174)
Net Income (Loss) Attributable to ConocoPhillips	25		(45)		(174)
Comprehensive Income (Loss) Attributable to ConocoPhillips	(6)		24		16
ConocoPhillips Canada Funding Company II [Member]
Revenues and Other Income
Other income			(28)
Intercompany revenues	35		66		48
Total Revenues and Other Income	35		38		48
Costs and Expenses
Interest and debt expense	32		45		53
Foreign currency transaction (gains) losses	(35)		50		216
Total Costs and Expenses	(3)		95		269
Income (loss) before income taxes	38		(57)		(221)
Provision for income taxes	12		(6)		(24)
Income (Loss) from Continuing Operations	26		(51)		(197)
Net income (loss)	26		(51)		(197)
Net Income (Loss) Attributable to ConocoPhillips	26		(51)		(197)
Comprehensive Income (Loss) Attributable to ConocoPhillips	14		(19)		(68)
All Other Subsidiaries [Member]
Revenues and Other Income
Sales and other operating revenues	45,150		35,765		31,214
Equity in earnings of affiliates	1,288		1,278		1,071
Gain on dispositions	109		5,193		77
Other income	176		18		146
Intercompany revenues	2,683		3,886		2,708
Total Revenues and Other Income	49,406		46,140		35,216
Costs and Expenses
Purchased commodities	14,465		9,958		9,132
Production and operating expenses	5,679		5,221		5,110
Selling, general and administrative expenses	256		223		239
Exploration expenses	733		908		887
Depreciation, depletion and amortization	6,148		7,191		7,283
Impairments	283		81		468
Taxes other than income taxes	3,729		2,511		1,603
Accretion on discounted liabilities	378		376		356
Interest and debt expense	460		678		763
Foreign currency transaction (gains) losses	83		(121)		(340)
Total Costs and Expenses	32,214		27,026		25,501
Income (loss) before income taxes	17,192		19,114		9,715
Provision for income taxes	8,614		7,671		4,893
Income (Loss) from Continuing Operations	8,578		11,443		4,822
Income from discontinued operations	4,601		1,204		218
Net income (loss)	13,179		12,647		5,040
Less: net income (loss) attributable to noncontrolling interests	(66)		(59)		(78)
Net Income (Loss) Attributable to ConocoPhillips	13,113		12,588		4,962
Comprehensive Income (Loss) Attributable to ConocoPhillips	11,901		14,279		9,661
Consolidating Adjustments [Member]
Revenues and Other Income
Equity in earnings of affiliates	(16,997)		(22,300)		(8,496)
Intercompany revenues	(4,205)		(4,750)		(3,854)
Total Revenues and Other Income	(21,202)		(27,050)		(12,350)
Costs and Expenses
Purchased commodities	(2,434)		(3,576)		(3,126)
Production and operating expenses	(63)		(24)		(26)
Selling, general and administrative expenses	(9)		(27)		(11)
Interest and debt expense	(1,699)		(1,123)		(691)
Total Costs and Expenses	(4,205)		(4,750)		(3,854)
Income (loss) before income taxes	(16,997)		(22,300)		(8,496)
Income (Loss) from Continuing Operations	(16,997)		(22,300)		(8,496)
Income from discontinued operations	(9,648)		(2,172)		(913)
Net income (loss)	(26,645)		(24,472)		(9,409)
Net Income (Loss) Attributable to ConocoPhillips	(26,645)		(24,472)		(9,409)
Comprehensive Income (Loss) Attributable to ConocoPhillips	$ (23,703)		$ (27,972)		$ (19,367)

[1]	Pretax interest expense of $18 million, $20 million and $22 million for the years 2011, 2010 and 2009, respectively, are included in discontinued operations and relates to short- and long-term debt included in the separation of the Downstream business. See Note 26-Separation of Downstream Business.
[2]	*Net of provision for income taxes on discontinued operations of: $1,729, $470, $173.